Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 10.3	$ 9.5
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 14.9	$ 11.7